Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities [Line Items]
Insurance claims and premiums		$ 152,242	$ 149,864
Payroll and payroll-related		126,301	141,877
Interest payable		47,612	28,729
Final capping, closure and post-closure liability - current portion		17,336	19,925
Property taxes		11,218	8,833
Environmental remediation reserve - current portion		3,165	2,300
Cell processing reserve - current portion		2,939	3,364
Share-based compensation plan liability - current portion		2,344	2,423
Transaction-related expenses		1,627	3,130
Unrealized cash flow hedge losses			51,081
Other		66,463	63,476
Accrued Liabilities, Current, Total	$ 390,195	$ 431,247	442,596
Interest Rate Swap [Member]
Accrued Liabilities [Line Items]
Unrealized cash flow hedge losses			18,675
Interest Rate Swap [Member] | Accrued Liabilities [Member]
Accrued Liabilities [Line Items]
Unrealized cash flow hedge losses			18,675
Interest Rate Swap [Member] | Other Non-Current Liabilities [Member]
Accrued Liabilities [Line Items]
Unrealized cash flow hedge losses			$ 32,406